REVENUE	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
REVENUE
REVENUE

The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals including media and entertainment, travel and hospitality, professional services, technology and telecommunications, banks, financial services and insurance and consumer, retail and manufacturing, among others. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 25, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2018	2017	2016
Media and Entertainment	133,093	99,640	67,912
Travel & Hospitality	89,212	68,400	63,414
Banks, Financial Services and Insurance	114,439	94,994	59,786
Technology & Telecommunications	67,310	60,648	51,378
Professional Services	52,318	40,660	42,286
Consumer, Retail & Manufacturing	54,087	36,025	28,710
Other Verticals	11,851	13,072	9,370
TOTAL	522,310	413,439	322,856

	For the year ended December 31,
By Currency	2018	2017	2016
United States dollar (USD)	447,314	354,824	290,636
European euro (EUR)	30,087	23,518	12,060
Pound sterling (GBP)	6,550	4,107	4,988
Argentine peso (ARS)	20,651	12,856	9,948
Mexican peso (MXN)	11,711	6,942	—
Others	5,997	11,192	5,224
TOTAL	522,310	413,439	322,856

	For the year ended December 31,
By Contract Type	2018	2017	2016
Time and material contracts	431,295	376,718	297,476
Fixed-price contracts	90,980	36,687	25,349
Others	35	34	31
TOTAL	522,310	413,439	322,856